Restricted Net Assets	6 Months Ended
Jun. 30, 2025
Restricted Assets [Abstract]
Restricted Net Assets
23.
RESTRICTED NET ASSETS

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its subsidiaries. The Group’s PRC subsidiaries are subject to relevant PRC statutory laws and regulations which permit payments of dividends only out of retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In the event of such dividends being declared, there would be PRC withholding tax on such dividends. The results of operations reflected in the unaudited condensed consolidated interim financial statements prepared in accordance with IAS 34 differ from those reflected in the statutory financial statements of the Group’s PRC subsidiaries. Foreign exchange and other regulations in the PRC further restrict the Group’s PRC subsidiaries from transferring funds to the Group in the form of dividends, loans and advances. As of December 31, 2024 and June 30, 2025, amounts restricted are the paid-in capital of the Group’s PRC subsidiaries, which amounted to $35.0 million and $35.0 million, respectively.